Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 14,739	$ 13,306	$ 10,873	$ 12,514	$ 9,076	$ 9,877	$ 10,427	$ 9,995	$ 8,260	$ 9,425	$ 18,184
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	14,727	13,296	10,951	12,695	9,281	10,181	10,821	10,448	8,699	10,000	$ 18,169
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	15,304	13,836	11,344	13,087	9,517	10,382	10,983	10,552	8,743	10,000	$ 18,822
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	16,257	14,611	11,894	13,632	9,849	10,668	11,212	10,694	8,798	10,000	$ 20,128
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	16,008	14,411	11,746	13,484	9,762	10,596	11,158	10,668	8,793	10,000	$ 19,798
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	15,388	13,786	12,230	15,178	11,183	11,748	11,598	10,811	8,976	10,000	$ 18,115
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	15,388	13,786	12,230	15,178	11,183	11,748	11,598	10,811	8,976	10,000	$ 18,115
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	15,388	13,786	12,230	15,178	11,183	11,748	11,598	10,811	8,976	10,000	$ 18,115
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	15,388	13,786	12,230	15,178	11,183	11,748	11,598	10,811	8,976	10,000	$ 18,115
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	15,388	13,786	12,230	15,178	11,183	11,748	11,598	10,811	8,976	10,000	$ 18,115
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Value Index-NR
Accumulated Value	14,486	12,735	10,848	12,320	9,228	10,790	11,022	10,572	8,457	10,000	$ 17,997
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Value Index-NR
Accumulated Value	14,486	12,735	10,848	12,320	9,228	10,790	11,022	10,572	8,457	10,000	$ 17,997
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Value Index-NR
Accumulated Value	14,486	12,735	10,848	12,320	9,228	10,790	11,022	10,572	8,457	10,000	$ 17,997
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Value Index-NR
Accumulated Value	14,486	12,735	10,848	12,320	9,228	10,790	11,022	10,572	8,457	10,000	$ 17,997
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Value Index-NR
Accumulated Value	$ 14,486	$ 12,735	$ 10,848	$ 12,320	$ 9,228	$ 10,790	$ 11,022	$ 10,572	$ 8,457	$ 10,000	$ 17,997